Related party transactions and balances	12 Months Ended
Dec. 31, 2019
Related party transactions and balances
Note 9 - Related party transactions and balances

The following is a summary of related parties’ balances as of December 31, 2019 and 2018:

		As of December 31,	As of December 31,
Account	Name of related parties	2019	2018
Amount due from related parties
	Andreas Spiegler, CEO, Principal Accounting Officer & Principal Financial Officer	-	1,504
	Arne Krueger, COO	-	10,131
Total		$-	$11,635

Amounts due to related parties
	PlanET China	32,310	47,354
Total		$32,310	$47,354